Consolidated income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Insurance revenue		$ 11,080	$ 10,358	$ 9,371
Insurance service expense:
Claims incurred		(3,331)	(3,147)	(2,913)
Directly attributable expenses incurred		(1,455)	(1,328)	(1,258)
Amortisation of insurance acquisition cash flows		(3,435)	(3,157)	(2,745)
Other insurance service expenses		(23)	(131)	(197)
Insurance service expense		(8,244)	(7,763)	(7,113)
Net expense from reinsurance contracts held		(212)	(302)	(171)
Insurance service result		2,624	2,293	2,087
Investment return
Interest revenue calculated using the effective interest method		413	477	340
Other investment return on financial investments		15,851	5,442	9,423
Investment return recognised in the income statement		16,264	5,919	9,763
Fair value movements on investment contract liabilities		(72)	(95)	(24)
Net insurance and reinsurance finance income (expense):
Net finance expense from insurance contracts		(14,612)	(4,154)	(8,839)
Net finance (expense) income from reinsurance contracts held		(159)	(338)	191
Net insurance and reinsurance finance income (expense)		(14,771)	(4,492)	(8,648)
Net investment result		1,421	1,332	1,091
Other revenue		411	382	369
Non-insurance expenditure		(1,031)	(1,003)	(990)
Finance costs: interest on core structural borrowings of shareholder-financed businesses		(183)	(171)	(172)
Gain (loss) attaching to corporate transactions		1,515	(71)	(22)
Share of profit (loss) from joint ventures and associates, net of related tax		364	477	(91)
Profit before tax (being tax attributable to shareholders’ and policyholders’ returns) note	[1]	5,121	3,239	2,272
Tax charge attributable to policyholders' returns		(180)	(286)	(175)
Profit before tax attributable to shareholders' returns		4,941	2,953	2,097
Total tax charge attributable to shareholders' and policyholders' returns		(1,002)	(824)	(560)
Remove tax charge attributable to policyholders' returns		180	286	175
Tax charge attributable to shareholders' returns		(822)	(538)	(385)
Profit for the year		4,119	2,415	1,712
Attributable to:
Equity holders of the Company		3,978	2,285	1,701
Non-controlling interests		141	130	11
Profit for the year		$ 4,119	$ 2,415	$ 1,712
Based on profit attributable to equity holders of the Company:
Basic (in USD per share)		$ 1.542	$ 0.841	$ 0.621
Diluted (in USD per share)		$ 1.535	$ 0.84	$ 0.619

[1]	Note
This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the
Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders.
These amounts are required to be included in the tax charge under IAS 12. Consequently, the profit before tax measure is not representative of pre-tax profit attributable to shareholders.